Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9,220,513	$ 11,048,118
Less: accumulated depreciation	(8,322,506)	(6,003,246)
Property and equipment, net	$ 898,007	5,044,872
WiFi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Total property and equipment	$ 9,003,392	8,711,424
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 3,520
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 213,601	170,242
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 2,166,452